Share-based compensation - Restricted stock units - Changes in TRSUs (Details) - Time Restricted stock units	6 Months Ended
Jun. 30, 2025 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance as at the beginning | shares	283,757
Balance as at the beginning, Weighted average fair value at grant date | $ / shares	$ 13.04
RSU granted (in shares) | shares	170,481
RSUs Granted during the period, Weighted average fair value at grant date | $ / shares	$ 9.53
RSUs vested (in shares) | shares	(208,775)
RSUs vested during the period, Weighted average fair value at grant date | $ / shares	$ (7.97)
RSUs forfeited during the period, Weighted average fair value at grant date | $ / shares	$ 14.92
Balance as at the end (none of which are vested) | shares	245,463